BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS
Schedule of Bank Borrowings

The Group’s bank borrowings consist of the following:

	December 31,
	2018	2019
Short-term bank borrowings	$34,135,224	$79,062,810
Long-term bank borrowings, current portion	4,070,640	49,548,900
Total borrowings, current	38,205,864	128,611,710
Long-term bank borrowings, non-current portion	133,312,370	151,518,023
Total	$171,518,234	$280,129,733

Schedule of Short-term Debt

The Group’s short-term bank borrowings consist of the following:

	December 31,
	2018	2019
Short-term borrowings guaranteed by Daqo Group and its related parties	$29,076,000	$79,062,810
Short-term borrowings pledged by certificate of deposit	5,059,224	—
Total	$34,135,224	$79,062,810

Schedule of Long-Term Bank Borrowings

The long-term bank borrowings, including current portion, as of December 31, 2018 and 2019 are comprised of:

	December 31,
	2018	2019
Borrowing from Shihezi Rural Cooperative Bank	$17,445,600	$27,287,800
Borrowing from Chongqing Rural Commercial Bank	119,937,410	117,049,223
Borrowing from Bank of China	—	56,729,900
Total	$137,383,010	$201,066,923

Schedule of Principal Maturities of Long-term Bank Borrowings

The principal maturities of these long-term bank borrowings as of December 31, 2019 are as follows:

Year ending December 31,	Amount
2020	$49,548,900
2021	56,729,900
2022	56,011,800
2023	33,749,623
2024	5,026,700
Total	$201,066,923